Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax [line items]
Global minimum income tax expense	$ 247,412	$ 113,505
Write down (reversal of write down) or recognition of prior period temporary differences	(37,766)	3,292
Total deferred income tax (recovery) expense	(18,018)	2,974
Total income tax expense recognized in net earnings	$ 226,348	$ 115,204
Effective tax rate	13.00%	18.00%
Current income tax expense (recovery) [member]
Income tax [line items]
Current income tax expense (recovery)	$ (3,045)	$ (1,275)
Global minimum income tax expense	247,412	113,505
Total current income tax expense (recovery)	244,367	112,230
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	19,747	(318)
Write down (reversal of write down) or recognition of prior period temporary differences	(37,766)	3,292
Total deferred income tax (recovery) expense	$ (18,019)	$ 2,974